Note 15. Supplemental Disclosure of Cash Flows Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Interest Paid	$ 107,509	$ 61,471
Other Significant Noncash Transaction, Value of Consideration Given		54,107
holders of the 2009 Debentures
Other Significant Noncash Transaction, Value of Consideration Given		$ 91,260